SEGMENT INFORMATION (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Aug. 04, 2013	Feb. 03, 2013	Oct. 28, 2012	Jul. 29, 2012	Apr. 29, 2012	Jan. 29, 2012	Oct. 30, 2011	Jul. 31, 2011	May 01, 2011	Aug. 04, 2013	Jul. 29, 2012	Feb. 03, 2013	Jan. 29, 2012	Jan. 30, 2011
Additional segment disclosures
Net Sales	$ 2,257	$ 1,994	$ 2,146	$ 2,059	$ 1,836	$ 1,652	$ 1,893	$ 1,875	$ 1,608	$ 4,325	$ 3,895	$ 8,035	$ 7,028	$ 6,449
Foreign
Additional segment disclosures
Net Sales												428	404	365
Long-lived assets		$ 16				$ 18						$ 16	$ 18